FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2007

Item 1. Proxy Voting Record

Nuveen Senior Income Fund - Proxy Voting

July 1, 2006 to June 30, 2007

Company Name	Ticker	Cusip	Description of Proposal	Meeting Date	Proposed By	Vote Cast	Management Recommended Vote
ING Prime Rate Trust	PPR	44977W106	Elect Director Patricia W. Chadwick	06/12/07	Mgmt	For	For
			Elect Director J. Michael Earley	06/12/07	Mgmt	For	For
			Elect Director R. Barbara Gitenstein	06/12/07	Mgmt	For	For
			Elect Director Patrick W. Kenny	06/12/07	Mgmt	For	For
			Elect Director Shaun P. Mathews	06/12/07	Mgmt	For	For
			Elect Director Sheryl K. Pressler	06/12/07	Mgmt	For	For
			Elect Director David W.C. Putnam	06/12/07	Mgmt	For	For
			Elect Director John G. Turner	06/12/07	Mgmt	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Senior Income Fund

By

/s/ Gifford R. Zimmerman – Chief Administrative Officer

Date

August 30, 2007